GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Profit loss	$ (422,947)	$ 1,761,111	$ 8,268,947	$ 11,729,741
Working capital deficit	25,631,383		26,006,260	39,777,577
Retained Earnings (Accumulated Deficit)	$ 64,807,335		$ 64,404,388	$ 72,673,335